Intangible assets and Goodwill - Balances and Movement of Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and Goodwill
Goodwill at beginning of period	€ 282,854	€ 275,635
Disposals	(715)
Impairment	0	0
Translation and other	(9,774)	7,220
Goodwill at end of period	272,365	282,854
D&PD
Intangible assets and Goodwill
Goodwill at beginning of period	249,230	244,022
Translation and other	(5,882)	5,208
Goodwill at end of period	243,348	249,230
JEB
Intangible assets and Goodwill
Goodwill at beginning of period	33,624	31,613
Disposals	(715)
Translation and other	(3,892)	2,011
Goodwill at end of period	€ 29,017	€ 33,624